Investments (Mortgage Loans by Credit Quality Indicator) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Credit Quality Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	$ 2,496,786	$ 2,312,167
High Investment Grade [Member]
Credit Quality Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	1,437,244	1,235,605
Investment Grade [Member]
Credit Quality Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	827,993	834,494
Average [Member]
Credit Quality Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	155,914	132,607
Watch List [Member]
Credit Quality Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	49,404	76,463
In Or Near Default [Member]
Credit Quality Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	$ 26,231	$ 32,998